REAL ESTATE INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Damage remediation costs for Hurricane Irma	$ 1,500
Gross Carrying Amount [Abstract]
Gross Carrying Amount	2,511,762	$ 2,773,179
Accumulated Depreciation	(275,794)	(218,968)
Net real estate property	2,235,968	2,554,211
Depreciation expense	91,600	92,400	$ 72,800
Real Estate Intangibles [Abstract]
Gross Carrying Amount	264,438	319,929
Accumulated amortization	(249,198)	(255,452)
Net real estate intangibles	15,240	64,477
Amortization expense	48,300	92,200	87,600
Rental Revenue
Real Estate Intangibles [Abstract]
Accretion of below market leases	100	100	$ 100
Land
Gross Carrying Amount [Abstract]
Gross Carrying Amount	182,238	220,317
Accumulated Depreciation	0	0
Net real estate property	182,238	220,317
Building and improvements
Gross Carrying Amount [Abstract]
Gross Carrying Amount	2,216,461	2,430,658
Accumulated Depreciation	(208,540)	(163,670)
Net real estate property	2,007,921	2,266,988
Furniture, fixtures and equipment
Gross Carrying Amount [Abstract]
Gross Carrying Amount	113,063	122,204
Accumulated Depreciation	(67,254)	(55,298)
Net real estate property	45,809	66,906
Above/below market lease intangibles, net
Real Estate Intangibles [Abstract]
Gross Carrying Amount	1,607	2,426
Accumulated amortization	(380)	(419)
Net real estate intangibles	$ 1,227	$ 2,007
Weighted Average Remaining Amortization Period	12 years 11 months	13 years 5 months
In-place lease and other intangibles
Real Estate Intangibles [Abstract]
Gross Carrying Amount	$ 262,831	$ 317,503
Accumulated amortization	(248,818)	(255,033)
Net real estate intangibles	$ 14,013	$ 62,470
Weighted Average Remaining Amortization Period	18 years 4 months	5 years 2 months